Commitments Commitments - Operating Leases, Port Facilities and Other Commitments (Detail) $ in Millions	Nov. 30, 2015 USD ($)
Operating leases
Operating Leases Future Minimum Payments Due In 2016	$ 52
Operating Leases Future Minimum Payments Due In 2017	41
Operating Leases Future Minimum Payments Due In 2018	34
Operating Leases Future Minimum Payments Due In 2019	31
Operating Leases Future Minimum Payments Due In 2020	29
Operating Leases Future Minimum Payments Due Thereafter	203
Operating Leases Future Minimum Payments Due	390
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2016	211
Port Facilities And Other Contractual Commitments Due In 2017	200
Port Facilities And Other Contractual Commitments Due In 2018	161
Port Facilities And Other Contractual Commitments Due In 2019	104
Port Facilities And Other Contractual Commitments Due In 2020	102
Port Facilities And Other Contractual Commitments Due Thereafter	793
Port Facilities And Other Contractual Commitments Due	1,571
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2016	263
Leases And Other Future Minimum Payments Due In 2017	241
Leases And Other Future Minimum Payments Due In 2018	195
Leases And Other Future Minimum Payments Due In 2019	135
Leases And Other Future Minimum Payments Due In 2020	131
Leases And Other Future Minimum Payments Due Thereafter	996
Leases And Other Future Minimum Payments Due	$ 1,961